Shareholders' Deficit - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2013	Nov. 30, 2013	Nov. 30, 2011	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Feb. 04, 2014	Jul. 31, 2013	Jul. 30, 2013	Jul. 22, 2013	Jul. 21, 2013
Class Of Stock [Line Items]
Common stock, shares authorized			44,260,000		53,000,000	14,600,000	14,600,000	40,000,000	40,000,000			14,600,000
Reverse stock split of common shares, ratio		0.0714	0.333
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized									5,000,000			100,000,000	14,600,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Preferred Stock, Dividend Rate, Percentage					8.00%
Shares Issued, Price Per Share									$ 10.00
Dividends, Preferred Stock, Stock				$ 0		$ 0	$ 0
Preferred Stock, Voting Rights					The holders of preferred shares have the right to one vote for each common share into which the preferred shares are convertible.
Proceeds from Issuance of Common Stock Threshold for Automatic Conversion of Preferred Stock					20,000,000
Issuance Per Share of Common Stock Threshold for Automatic Conversion of Preferred Stock					$ 25.20
Convertible Preferred Stock, Terms of Conversion					The convertible preferred shares may be converted into common shares at any time at the option of the holder utilizing the then effective Series A preferred conversion price. All preferred shares shall be automatically converted into common shares utilizing the then effective Series A preferred conversion price upon a) the election of the holders of a majority of the outstanding shares of Series A preferred stock, or b) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933 covering the sale of the Company’s common stock if gross proceeds are at least $20,000,000 and the per share price is at least $25.20.
Debt, principal amount converted	20,231,000			20,231,000	20,231,000
Accrued interest [Member]
Class Of Stock [Line Items]
Accrued interest converted	$ 2,581,000			$ 2,581,000	$ 2,581,000
Series A Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized					100,000,000	36,460,000	36,460,000	5,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share					$ 0.60
Series A Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Class Of Stock [Line Items]
Shares issued for conversion of notes payable and accrued interest of $20.2 million and $2.6?million, respectively, shares					42,245,834